Leases (Narrative) (Details) (Phillips 66 [Member], Phillips 66 [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Mar. 01, 2014 Gold Line Products System and Medford Spheres [Member] Subsequent Event [Member]
Future Minimum Payments to be Received
Estimated future minimum payments to be received	$ 809.4	$ 712.4